Crewing costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Crewing cost [Abstract]
Short term crew benefits (i.e. wages, victualing, insurance)	$ 150,194	$ 155,782	$ 171,546
Other crewing related costs	24,633	24,743	26,311
Total crewing costs	$ 174,827	$ 180,525	$ 197,857